7. STOCK OPTION PLANS (Details 2) - Directors Plan - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Number of shares Outstanding at beginning of period	165,000	270,000
Granted	105,000	60,000
Exercised	(30,000)	0
Expired	(15,000)	(165,000)
Number of shares Outstanding end of period	225,000	165,000
Weighted average exercise price
Weighted average exercise price, beginning	$ 0.24	$ 0.31
Granted	0.87	0.13
Exercised	0.31	0.00
Expired	0.41	0.00
Weighted average exercise price, ending	$ 0.51	$ 0.24